SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Net Revenues	$ 4,051,711	$ 6,337,699	$ 15,197,297	$ 22,314,519	$ 28,248,344	$ 37,009,895
Total Gross Profit	1,739,974	1,226,149	3,503,804	5,507,978	5,762,484	2,321,941
Total Operating Income (Loss)	(7,382,299)	(5,148,043)	(14,935,492)	(16,261,554)	(22,240,553)	(29,733,258)
Total Depreciation and Amortization			1,578,246	1,656,627	2,218,237	2,176,679
Total identifiable assets	32,263,169		32,263,169		47,028,809	56,668,062
Total identifiable assets	32,263,169		32,263,169		47,028,809
Video Solutions [Member]
Segment Reporting Information [Line Items]
Total identifiable assets					26,396,559	28,509,706
Total identifiable assets	16,876,673		16,876,673		26,396,559
Revenue Cycle Management [Member]
Segment Reporting Information [Line Items]
Total identifiable assets					2,260,376	2,201,570
Total identifiable assets	1,969,225		1,969,225		2,260,376
Entertainment Segment [Member]
Segment Reporting Information [Line Items]
Total identifiable assets					6,324,211	11,190,491
Total identifiable assets	6,037,666		6,037,666		6,324,211
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total identifiable assets					12,047,663	14,766,295
Total identifiable assets	7,379,605		7,379,605		12,047,663
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Net Revenues	4,051,711	6,337,699	15,197,297	22,314,519	28,248,344	37,009,895
Total Gross Profit	1,739,974	1,226,149	3,503,804	5,507,978	5,762,484	2,321,941
Total Operating Income (Loss)	(7,382,299)	(5,148,043)	(14,935,492)	(16,261,554)	(22,240,553)	(29,733,258)
Total Depreciation and Amortization	499,246	565,585	1,578,246	1,656,627	2,218,237	2,176,679
Operating Segments [Member] | Video Solutions [Member]
Segment Reporting Information [Line Items]
Total Net Revenues	1,196,362	1,797,348	4,500,325	5,596,300	7,471,285	8,252,288
Total Gross Profit	769,063	426,795	1,622,558	1,740,397	1,290,509	(1,250,277)
Total Operating Income (Loss)	(89,055)	(1,311,143)	(1,909,246)	(4,639,316)	(7,135,584)	(9,278,721)
Total Depreciation and Amortization	133,246	219,955	520,970	629,677	836,699	769,228
Operating Segments [Member] | Revenue Cycle Management [Member]
Segment Reporting Information [Line Items]
Total Net Revenues	1,601,792	1,636,543	4,600,745	5,142,904	6,713,678	7,886,107
Total Gross Profit	666,723	625,114	1,731,860	2,203,220	2,772,271	3,303,477
Total Operating Income (Loss)	(4,085,224)	43,202	(3,955,761)	299,010	292,543	357,705
Total Depreciation and Amortization	26,735	26,328	80,164	69,066	104,352	128,082
Operating Segments [Member] | Entertainment Segment [Member]
Segment Reporting Information [Line Items]
Total Net Revenues	1,253,557	2,903,808	6,096,227	11,575,315	14,063,381	20,871,500
Total Gross Profit	304,188	174,240	149,386	1,564,361	1,699,704	268,741
Total Operating Income (Loss)	(1,516,934)	(1,256,681)	(3,987,415)	(2,818,617)	(3,646,770)	(7,369,241)
Total Depreciation and Amortization	339,265	319,302	977,112	957,884	1,277,186	1,279,369
Operating Segments [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total Operating Income (Loss)	$ (1,691,086)	$ (2,623,421)	$ (5,083,070)	$ (9,102,631)	$ (11,750,742)	$ (13,443,001)